Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure
Commitments under Shipbuilding Contracts and Memorandums of Agreement

(a) Commitments under Shipbuilding Contracts and Memorandums of Agreement (“MoAs”)

As of December 31, 2012 the Company had commitments under one shipbuilding contracts and six MoAs for the acquisition of six newbuilds and one second hand vessel. The Company expects to settle these commitments as follows:

	Due to Shipyards /	Due to
Year Ending December 31	Sellers	Manager	Total
2013	$78,376	$2,432	$80,808
2014	57,700	1,376	59,076
2015	51,233	1,790	53,023
Total	$187,309	$5,598	$192,907